Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2030 Fund
Bar Chart Table:
Annual Return 2019	22.59%
Annual Return 2020	15.10%
Annual Return 2021	11.11%
Annual Return 2022	(17.53%)
Annual Return 2023	15.29%